TANGIBLE ASSETS - Investment properties - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	$ 629,553	$ 631,262
Investment properties, accumulated adjustments to fair value	251,410	221,673
Investment properties	880,963	852,935
Land
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	346,398	354,066
Investment properties, accumulated adjustments to fair value	175,866	155,224
Investment properties	522,264	509,290
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties, cost	283,155	277,196
Investment properties, accumulated adjustments to fair value	75,544	66,449
Investment properties	$ 358,699	$ 343,645